Subsequent events (Details) - CAD ($) $ / shares in Units, $ in Millions	Mar. 02, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent events
Warrants exercise price		$ 17.29	$ 30.00	$ 30.00
Ordinary Share Transaction | Common Stock
Subsequent events
Number of units issued	7,841,850
Share issuance price	$ 6.60
Proceeds from issuance of units	$ 51.8
Number of common stock included in each unit	1
Number of warrants included in each unit	1
Number of warrants to purchase common stock	1
Warrants exercise price	$ 8.55
Warrants exercisable term	36 months